Post employment benefits - Schedule of charge before taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset) [line items]
Income/(charge) before taxation	$ (93)	$ (51)	$ (42)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Income/(charge) before taxation	(6)	2	5
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Income/(charge) before taxation	(32)	1	3
United States
Disclosure of net defined benefit liability (asset) [line items]
Income/(charge) before taxation	(37)	(41)	(35)
Other
Disclosure of net defined benefit liability (asset) [line items]
Income/(charge) before taxation	$ (18)	$ (13)	$ (15)